Fair Value Measurements (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Sep. 30, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Commercial Paper		$ 332,000	$ 453,500
Washington Gas Light Company
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Commercial Paper		89,000	89,000
Carrying Amount
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money Market Funds	[1]	11,000	9,700
Other Short Term Investments	[1]	400	0
Commercial Paper	[2]	332,000	453,500
Long-term debt	[3]	944,200	679,200
Carrying Amount | Washington Gas Light Company
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money Market Funds	[1]	4,300	4,300
Other Short Term Investments	[1]	400	0
Commercial Paper	[2]	89,000	89,000
Long-term debt	[3]	695,900	679,200
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money Market Funds	[1]	11,000	9,700
Other Short Term Investments	[1]	400	0
Commercial Paper	[2]	332,000	453,500
Long-term debt	[3]	1,057,900	809,300
Fair Value | Washington Gas Light Company
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money Market Funds	[1]	4,300	4,300
Other Short Term Investments	[1]	400	0
Commercial Paper	[2]	89,000	89,000
Long-term debt	[3]	$ 811,900	$ 809,300

[1]	(a) Balance located in cash and cash equivalents in the accompanying balance sheets. These amounts may be offset by outstanding checks.
[2]	(b) Balance is located in notes payable in the accompanying balance sheets.
[3]	(c)Less current maturities and unamortized discounts.